Parametric TABS Intermediate-Term Municipal Bond Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 79.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,315,926

		$1,315,926

Education — 1.6%
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	$2,050	$2,310,104
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	600	679,296
Nevada System of Higher Education, 5.00%, 7/1/23	500	550,170
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	654,056
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,418,076
University of Hawaii, 3.00%, 10/1/31	2,485	2,830,440
Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,540,034
Zionsville Community Schools Building Corp., IN, 5.00%, 7/15/25	350	400,078

		$10,382,254

Electric Utilities — 3.3%
Florida Municipal Power Agency:
3.00%, 10/1/32	$1,750	$1,928,780
3.00%, 10/1/33	1,100	1,208,493
Garland, TX, Electric Utility System Revenue:
4.00%, 3/1/32	1,015	1,215,950
4.00%, 3/1/33	1,055	1,262,941
4.00%, 3/1/34	375	448,361
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/33	1,070	1,270,689
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,591,103
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	839,541
Springfield Electric System Revenue, IL:
5.00%, 3/1/27	3,000	3,497,010
5.00%, 3/1/28	3,475	4,042,120
5.00%, 3/1/29	3,325	3,859,427

		$21,164,415

Escrowed/Prerefunded — 2.0%
Louisiana Transportation Authority:
Prerefunded to 8/15/23, 5.00%, 8/15/30	$1,885	$2,092,124
Prerefunded to 8/15/23, 5.00%, 8/15/31	1,230	1,365,152
Prerefunded to 8/15/23, 5.00%, 8/15/32	1,090	1,209,769
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Prerefunded to 5/15/23, 5.00%, 5/15/33	2,000	2,197,880
South Dakota Building Authority:
Prerefunded to 6/1/24, 5.00%, 6/1/26	1,000	1,146,400
Prerefunded to 6/1/24, 5.00%, 6/1/32	1,500	1,719,600

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$2,885	$3,063,928

		$12,794,853

General Obligations — 32.0%
Adams 12 Five Star Schools, CO:
5.00%, 12/15/28	$5,000	$6,181,300
5.00%, 12/15/30	5,000	6,159,600
Anchorage, AK, 5.00%, 9/1/28	1,835	2,168,108
Batavia, IL, 4.00%, 11/1/24	755	797,733
Brookline, MA, 5.00%, 3/15/30	2,500	3,273,475
Buena Park School District, CA, 4.00%, 8/1/48(1)	2,750	3,239,362
California:
0.49%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	23,160	23,231,564
4.00%, 8/1/36	2,025	2,340,212
Cape May County, NJ:
3.00%, 10/1/29	3,095	3,427,032
3.00%, 10/1/30	2,150	2,369,042
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	703,303
Cleveland Municipal School District, OH, 5.00%, 12/1/32	4,900	5,341,392
Connecticut, 3.00%, 1/15/32	2,900	3,296,633
Crystal Lake, IL, 4.00%, 12/15/23	455	482,823
Dallas County, TX, 5.00%, 8/15/29	5,200	6,390,800
Decatur, IL, 5.00%, 3/1/23	1,030	1,108,795
Denton County, TX, 4.00%, 7/15/30	1,000	1,200,710
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	953,260
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,093,056
Greensboro, NC, 5.00%, 2/1/28	1,790	2,192,392
Hawaii County, HI, 5.00%, 9/1/24	1,000	1,152,160
Homewood, AL, 5.00%, 9/1/32	370	451,467
Katy Independent School District, TX, (PSF Guaranteed), 0.357%, (67% of 1 mo. USD LIBOR + 0.28%), 8/16/21 (Put Date), 8/15/36(2)	480	480,024
La Grange Park District, IL, 5.00%, 12/1/22	440	471,381
Lakeland, FL, 5.00%, 10/1/31	1,860	2,174,768
Long Beach Unified School District, CA, (Election of 2008):
0.00%, 8/1/31	1,675	1,245,698
0.00%, 8/1/32	1,500	1,066,590
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	5,000	5,845,850
Los Angeles Unified School District, CA:
4.00%, 7/1/33	1,000	1,243,880
4.00%, 7/1/38	6,550	7,963,424
Louisiana:
5.00%, 3/1/32	5,520	7,466,573
5.00%, 3/1/33	5,000	6,730,350
Macomb County, MI, 4.00%, 5/1/24	1,000	1,109,210
Madison County, TN, 5.00%, 5/1/23	1,115	1,221,326
Morris Township, NJ, 3.00%, 11/1/29	85	93,777
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,062,865
Neshaminy School District, PA, 4.00%, 11/1/26	660	719,968
New Hampshire, 4.00%, 12/1/32	2,085	2,502,500
New Jersey:
2.00%, 6/1/30	6,615	6,878,012

Security	Principal Amount (000’s omitted)	Value
4.00%, 6/1/31	$8,450	$10,498,364
5.00%, 6/1/26	3,500	4,250,435
5.00%, 6/1/27	3,000	3,741,990
Ocean City, NJ, 2.00%, 10/15/29	2,530	2,677,094
Pennsylvania, Prerefunded to 6/1/22, 4.00%, 6/1/30	1,400	1,456,560
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	4,045	4,619,956
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,737,628
San Diego Community College District, CA, 4.00%, 8/1/32	5,000	5,806,450
San Dieguito Union High School District, CA, (Election of 2012), 4.00%, 8/1/42	8,075	9,403,499
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,534,275
San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,773,997
South Suburban Park and Recreation District, CO, 5.00%, 12/15/29	1,120	1,485,154
Southfield, MI:
4.00%, 5/1/27	1,015	1,200,887
4.00%, 5/1/28	1,160	1,389,715
St. Mary’s County, MD, 5.00%, 5/1/27	1,290	1,623,749
Texas, 4.00%, 8/26/21	10,000	10,123,300
Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,311,869
Washington, 5.00%, 8/1/35	5,000	5,701,850
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	700	839,678
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,138,310

		$204,145,175

Hospital — 4.1%
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	$1,000	$1,200,230
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,560	3,031,168
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 8/15/42	1,000	1,029,930
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,340,224
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	880,272
Michigan Finance Authority, (McLaren Health Care), 0.56%, (SIFMA + 0.50%), 8/9/21 (Put Date), 10/15/38(2)	2,000	2,000,180
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	243,111
Montgomery County, OH, (Kettering Health Network Obligated Group):
3.00%, 8/1/34	300	327,357
5.00%, 8/1/31	500	665,065
New York City Health and Hospitals Corp., NY, 5.00%, 2/15/27	2,675	3,309,751
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/34	1,360	1,629,933
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,239,260
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	587,205
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	698,574
Tampa, FL, (H. Lee Moffitt Cancer Center):
4.00%, 7/1/38	250	294,107
4.00%, 7/1/39	400	469,348
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/33	1,540	1,947,669

Security	Principal Amount (000’s omitted)	Value
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	$1,000	$1,058,330

		$25,951,714

Housing — 1.3%
Massachusetts Housing Finance Agency, 1.45% to 12/1/22 (Put Date), 12/1/49	$1,800	$1,819,638
New York Mortgage Agency:
2.05%, 4/1/28	1,000	1,054,560
2.15%, 4/1/29	1,390	1,468,132
2.25%, 4/1/30	1,000	1,051,050
2.35%, 4/1/31	1,835	1,925,429
2.40%, 10/1/31	1,130	1,187,528

		$8,506,337

Insured-General Obligations — 1.5%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$2,250,204
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	4,511,100
Yonkers, NY:
(BAM), 4.00%, 5/1/34	795	942,457
(BAM), 4.00%, 5/1/34	1,755	2,080,517

		$9,784,278

Insured-Transportation — 0.9%
Metropolitan Transportation Authority, NY, (AGM), 0.807%, (67% of SOFR + 0.80%), 4/1/26 (Put Date), 11/1/32(2)	$5,500	$5,499,285

		$5,499,285

Insured-Water and Sewer — 0.5%
Pittsburgh Water and Sewer Authority, PA, (AGM), 0.71%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(2)	$3,000	$3,006,900

		$3,006,900

Lease Revenue/Certificates of Participation — 2.6%
Aspen Fire Protection District, CO:
4.00%, 12/1/24	$130	$145,756
4.00%, 12/1/27	235	279,232
4.00%, 12/1/28	225	270,342
California Public Works Board, 4.00%, 5/1/37	1,000	1,228,990
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,680,889
Orange County School Board, FL, 5.00%, 8/1/26	4,300	5,283,840
Palo Alto, CA, (California Avenue Parking Garage):
5.00%, 11/1/36	1,295	1,638,162
5.00%, 11/1/37	260	328,060
5.00%, 11/1/38	420	528,738
5.00%, 11/1/39	425	533,996
Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/33	3,385	3,875,351
Virginia Public Building Authority, 4.00%, 8/1/35	800	968,520

		$16,761,876

Other Revenue — 9.8%
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/36	$1,000	$1,160,550

Security	Principal Amount (000’s omitted)	Value
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/30	$1,055	$1,261,200
5.00%, 12/1/31	965	1,153,127
5.00%, 12/1/35	380	451,812
5.00%, 12/1/36	450	534,150
Kentucky Public Energy Authority, Gas Supply Revenue:
4.00% to 6/1/25 (Put Date), 12/1/49	5,000	5,637,900
4.00% to 2/1/28 (Put Date), 2/1/50	16,500	19,464,390
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	5,000	5,790,400
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	3,112,318
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.63%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	8,000	8,051,680
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	4,585	5,311,126
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	10,000	10,917,100

		$62,845,753

Senior Living/Life Care — 0.3%
Colorado Health Facilities Authority, (Covenant Living Communities and Services), 4.00%, 12/1/40	$500	$563,585
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,183,810

		$1,747,395

Special Tax Revenue — 0.8%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	$1,500	$1,807,515
5.00%, 11/1/31	3,220	3,447,686

		$5,255,201

Transportation — 13.1%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 0.51%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$2,000	$2,003,440
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	900	1,075,986
5.00%, 1/1/30	1,080	1,411,441
5.00%, 1/1/32	1,300	1,717,443
5.00%, 1/1/34	1,250	1,637,388
Chicago, IL, (O’Hare International Airport):
5.00%, 1/1/33	1,000	1,151,880
5.00%, 1/1/34	2,500	3,213,775
5.00%, 1/1/34	1,000	1,149,920
5.25%, 1/1/33	3,750	4,599,525
5.25%, 1/1/34	3,750	4,600,238
5.25%, 1/1/37	1,500	1,831,665
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	3,825	4,263,460
El Paso, TX, (El Paso International Airport):
5.00%, 8/15/22	655	695,361
5.00%, 8/15/33	955	1,247,602
Florida Department of Transportation, 5.00%, 7/1/28	2,455	3,022,007

Security	Principal Amount (000’s omitted)	Value
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	$1,000	$1,185,550
Illinois Toll Highway Authority, 5.00%, 1/1/33	100	119,239
Massachusetts Bay Transportation Authority, 4.00%, 7/1/37	4,580	5,641,965
Massachusetts Department of Transportation, 5.00%, 1/1/31	1,965	2,514,119
Metropolitan Transportation Authority, NY:
4.00%, 11/15/43	6,500	7,513,870
5.00%, 11/15/28	2,560	3,013,939
5.00%, 11/15/29	5,965	6,990,503
5.00%, 11/15/29	1,390	1,678,661
5.00%, 11/15/29	1,530	1,847,735
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/25	3,480	4,171,894
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/35	1,835	2,273,106
5.00%, 7/1/36	1,615	1,995,413
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/34	2,950	3,972,883
Triborough Bridge and Tunnel Authority, NY, 0.387%, (67% of SOFR + 0.38%), 2/1/24 (Put Date), 1/1/32(2)	3,000	3,001,050
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,772,320

		$83,313,378

Water and Sewer — 5.1%
Cherokee County Water and Sewerage Authority, GA:
5.00%, 8/1/26	$1,650	$2,033,279
5.00%, 8/1/27	1,200	1,520,508
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,588,698
Garland, TX, Water and Sewer System Revenue, 4.00%, 3/1/31	1,370	1,655,097
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,120,350
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	758,226
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/36	6,000	7,155,360
Series EE, 5.00%, 6/15/35	1,155	1,265,510
Rancho California Water District Financing Authority:
4.00%, 8/1/37	2,275	2,789,423
4.00%, 8/1/38	4,500	5,486,130
San Diego Public Facilities Financing Authority, CA, Water Revenue:
4.00%, 8/1/38	1,000	1,220,240
4.00%, 8/1/39	1,000	1,212,290
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,925,642

		$32,730,753

Total Tax-Exempt Municipal Obligations — 79.1% (identified cost $472,082,752)		$505,205,493

Taxable Municipal Obligations — 0.2%
Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.2%
Successor Agency to San Diego Redevelopment Agency, CA:
3.625%, 9/1/25	$500	$555,985
3.75%, 9/1/26	625	696,656

Total Taxable Municipal Obligations — 0.2% (identified cost $1,122,492)		$1,252,641

U.S. Treasury Obligations — 16.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
1.125%, 2/29/28	$55,000	$54,458,594
1.125%, 2/15/31	55,000	52,529,296

Total U.S. Treasury Obligations — 16.8% (identified cost $107,125,764)		$106,987,890

Total Investments — 96.1% (identified cost $580,331,008)		$613,446,024

Other Assets, Less Liabilities — 3.9%		$24,781,901

Net Assets — 100.0%		$638,227,925

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	17.8%
Others, representing less than 10% individually	78.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2021, 3.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.8% of total investments.

(1)	When-issued security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

USD	-	United States Dollar

The Fund did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$505,205,493	$—	$505,205,493
Taxable Municipal Obligations	—	1,252,641	—	1,252,641
U.S. Treasury Obligations	—	106,987,890	—	106,987,890
Total Investments	$—	$613,446,024	$—	$613,446,024

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.